SCHEDULE OF LOSS BEFORE TAXATION (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost of inventories recognized as expense	[1]	¥ 41,245	¥ 148,929	¥ 208,991
Depreciation expenses		266	96	12
Amortization of land use rights
Right-of-use asset amortization charge		13,285	14,067	13,082
– Audit fees		2,003	1,898	1,951
– Audit-related fees
Auditor's remuneration for other services		2,003	1,898	1,951
Total employee benefit expenses		12,285	13,735	19,427
Directors [Member]
IfrsStatementLineItems [Line Items]
– salaries and related cost		1,619	1,656	1,457
– retirement scheme contribution		13	16	16
– share-based payments
Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
– salaries and related cost		712	639	693
– retirement scheme contribution		16	23	25
– share-based payments		2,050	1,835	1,135
Research And Development Personnel [Member]
IfrsStatementLineItems [Line Items]
– salaries and related cost		439	644	240
– retirement scheme contribution		81	111	44
Other Personnel [Member]
IfrsStatementLineItems [Line Items]
– salaries and related cost		6,093	7,493	13,351
– retirement scheme contribution		¥ 1,262	¥ 1,318	¥ 2,466

[1]	Cost of inventories recognized as expense included staff costs of RMB 2,539,000, RMB 4,065,000 and RMB 7,554,000, retirement scheme contributions of RMB 556,108, RMB 756,704 and RMB 1,590,660, depreciation and amortization expense of RMB nil, RMB nil and RMB nil, right-of-use asset depreciation/operating lease charges of RMB 12,801,485, RMB 12,801,485 and RMB 13,082,071, and (reversal of ) / write-down of inventories of RMB (4,045,000), RMB (99,237,173) and RMB (2,301,000) for the years ended December 31, 2022, 2021, and 2020, which amounts are also included in the respective total amounts disclosed separately for each of these types of expenses.